Deposits	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Deposits
Note 13: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing		Non-interest bearing		Payable after notice		Payable on a fixed date (3)		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Deposits by:
Banks (1)	1,996	1,450	1,530	1,400	1,017	526	19,273	24,531	23,816	27,907
Business and government	29,083	25,266	33,853	33,984	85,022	67,026	195,199	185,901	343,157	312,177
Individuals	3,361	3,476	23,084	21,345	94,304	90,233	80,421	65,790	201,170	180,844
Total (2) (4)	34,440	30,192	58,467	56,729	180,343	157,785	294,893	276,222	568,143	520,928
Booked in:
Canada	27,338	21,735	49,911	47,231	90,630	82,091	181,835	160,069	349,714	311,126
United States	6,043	7,395	8,531	9,477	88,604	74,476	86,368	86,805	189,546	178,153
Other countries	1,059	1,062	25	21	1,109	1,218	26,690	29,348	28,883	31,649
Total	34,440	30,192	58,467	56,729	180,343	157,785	294,893	276,222	568,143	520,928

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss.
(3)
Includes $16,248 million of senior unsecured debt as at October 31, 2019 subject to the Bank Recapitalization
(Bail-In)
regime ($37 million as at October 31, 2018). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(4)
As at October 31, 2019 and 2018, total deposits payable on a fixed date included $25,438 million and $29,673 million, respectively, of federal funds purchased, commercial paper issued and other deposit liabilities. Included in deposits as at October 31, 2019 and 2018 are $279,860 million and $259,747 million, respectively, of deposits denominated in U.S. dollars, and $36,680 million and $37,427 million, respectively, of deposits denominated in other foreign currencies.

Certain comparative figures have been reclassified to conform with the current year’s presentation.
Deposits payable on demand are comprised primarily of our customers’ chequing accounts, some of which we pay interest on. Our customers need not notify us prior to withdrawing money from their chequing accounts.
Deposits payable after notice are comprised primarily of our customers’ savings accounts, on which we pay interest. Deposits payable on a fixed date are comprised of:
•
Various investment instruments purchased by our customers to earn interest over a fixed period, such as term deposits and guaranteed investment certificates. The terms of these deposits can vary from one day to 10 years.

•
Federal funds purchased, which are overnight borrowings of other banks’ excess reserve funds at the United States Federal Reserve Bank. As at October 31, 2019, we had borrowed $59 million of federal funds ($55 million in 2018).

•	Commercial paper, which totalled $9,495 million as at October 31, 2019 ($9,121 million in 2018).
•	Covered bonds, which totalled $25,465 million as at October 31, 2019 ($25,045 million in 2018).
The following table presents the maturity schedule for our deposits payable on a fixed date:

(Canadian $ in millions)	2019	2018
Within 1 year	183,952	162,666
1 to 2 years	34,401	34,154
2 to 3 years	23,855	26,107
3 to 4 years	21,735	16,708
4 to 5 years	16,959	22,196
Over 5 years	13,991	14,391
Total (1)	294,893	276,222

(1)
Includes $273,657 million of deposits, each greater than one hundred thousand dollars, of which $167,294 million were booked in Canada, $79,682 million were booked in the United States and $26,681 million were booked in other countries ($246,685 million, $145,574 million, $71,770 million and $29,341 million, respectively, in 2018). Of the $167,294 million of deposits booked in Canada, $73,027 million mature in less than three months, $4,312 million mature in three to six months, $22,814 million mature in six to twelve months and $67,141 million mature after 12 months ($145,574 million, $55,190 million, $3,836 million, $12,909 million and $73,639 million, respectively, in 2018). We have unencumbered liquid assets of $249,650 million to support these and other deposit liabilities ($242,612 million in 2018).

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Most of our structured note liabilities included in deposits have been designated at fair value through profit or loss, which aligns the accounting result with the way the portfolio is managed. The fair value and notional amount due at contractual maturity of these notes as at October 31, 2019 were $15,829 million and $15,431 million, respectively ($14,186 million and $15,088 million, respectively, in 2018). The change in fair value of these structured notes was recorded as a decrease of $1,414 million in non-interest
revenue, trading revenues, and an increase of $114 million before tax was recorded in other comprehensive income related to changes in our own credit spread for the year ended October 31, 2019 (an increase of $1,038 million recorded in non-interest
revenue, trading revenues, and a decrease of $28 million related to changes in our own credit spread in 2018). The impact of changes in our own credit spread is measured based on movements in our own credit spread year over year.
The cumulative change in fair value related to changes in our own credit spread that has been recognized in other comprehensive income since the notes were designated at fair value to October 31, 2019 was an unrealized loss of approximately $141 million (unrealized loss of $255 million in 2018).